Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (NOLs)	$ 6,388,000	$ 5,632,000
Stock-based compensation expense	1,549,000	893,000
Accrued expenses and unpaid expense payable	53,000	184,000
Tax credit carryforwards	68,000	68,000
Excess of tax amortization over book amortization	(619,000)	(818,000)
Unrealized/realized exchange gain	(106,000)
Others	(104,000)	131,000
Gross	7,229,000	6,090,000
Valuation allowance	(7,229,000)	(6,090,000)
Net